Related Party Transactions (Detail Narrative) (10-K) - USD ($)								3 Months Ended	12 Months Ended
	Sep. 15, 2017	Sep. 06, 2017	Aug. 08, 2017	Jan. 16, 2017	May 09, 2016	Apr. 08, 2016	Mar. 01, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 20, 2018
Related Party Transaction [Line Items]
Shares of common stock with a fair value								$ 80,073	$ 566,930	$ 465,424
Shares issued price per share											$ 0.14
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares								285,522	1,549,840	1,327,380
Shares of common stock with a fair value								$ 285	$ 1,550	$ 1,327
Issuance of common stock related to the merger, shares									7,584,008
Alamo Cbd LLC [Member]
Related Party Transaction [Line Items]
Shares issued price per share		$ 0.19
Alamo Cbd LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued price per share		$ 0.19
Pawel Hardej [Member] | Director Agreement [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares					166,560
Shares issued price per share					$ 0.65
Term period of services					2 years
John Zimmerman [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares						100,000
Shares of common stock with a fair value						$ 54,500
Shares issued price per share						$ 0.545
Percentage of purchase orders						5.00%
Percentage of facilities portion of purchase order						5.00%
Compensation payments schedule percentage rate, down payment						5.00%
Compensation payments schedule percentage rate, purchase order						50.00%
Compensation payments schedule percentage rate shipping						45.00%
Director [Member] | Alamo Cbd LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares of common stock with a fair value		$ 561,975
Shares issued price per share		$ 0.19
Issuance of common stock related to the merger, shares		2,957,763
Interim-Chief Executive Office, Chief Financial Officer And Director [Member] | Alamo Cbd LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares of common stock with a fair value		$ 144,096
Issuance of common stock related to the merger, shares		758,401
William Jamieson [Member] | Director Agreement [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares					83,280
Shares of common stock with a fair value					$ 54,049
Shares issued price per share					$ 0.649
William Jamieson [Member] | Director Agreement [Member] | Stock Incentive 2015 [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares							166,560			83,280
Shares of common stock with a fair value										$ 36,435
Term period of services							2 years
William Jamieson [Member] | Director Agreement [Member] | Stock Incentive 2015 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Shares issued price per share										$ 0.30
William Jamieson [Member] | Director Agreement [Member] | Stock Incentive 2015 [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares issued price per share										$ 0.50
Director Agreement [Member] | Pawel Hardej [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares				145,740
Shares of common stock with a fair value				$ 64,126
Shares issued price per share				$ 0.44
Director Agreement [Member] | John Zimmerman [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares				41,640
Shares of common stock with a fair value				$ 18,322
Shares issued price per share				$ 0.44
Director Agreement [Member] | President [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares				62,460
Shares of common stock with a fair value				$ 27,482
Shares issued price per share				$ 0.44
Agreement And Plan Of Merger And Reorganization [Member] | Chief Executive Officer [Member] | Alamo Acquisition Llc And Alamo Cbd [Member]
Related Party Transaction [Line Items]
Common stock returned by chief cultivation officer in anticipation of merger,shares			2,500,000
Employment Agreement [Member] | Chief Financial Officer and Director and Former Chief Accounting Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares of common stock with a fair value	$ 50,000
Shares issued price per share	$ 0.20
Issuance of common stock related to the merger, shares	250,000